Risk Report - Nontrading Market Risk Exposures - Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Value and Economic Capital Usage for Nontrading Market Risk Portfolios
Economic capital usage quantile, interest rate risk	100.00%	100.00%
Economic capital usage quantile, credit spread risk	100.00%	100.00%
Economic capital usage quantile, equity and investment risk	100.00%	100.00%
Economic capital usage quantile, foreign exchange risk	100.00%	100.00%
Economic capital usage quantile, pension risk	0.00%	100.00%
Economic capital usage quantile, guaranteed fund risk	0.00%	100.00%
Total nontrading market risk portfolios	100.00%	100.00%
Quantile change includes reductions in capital supply items due to going concern adjustments	100.00%	0.00%
Monetary equivalent of reductions in capital supply items due to going concern adjustments in EUR m.	€ 1,800	€ 0